SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of continuity of warrants transactions
	Number	Weighted average exercise price
		$
Balance December 31, 2019	32,215,433	0.11
Expired	(31,293,653)	0.11
Balance December 31, 2020	921,780	0.09
Issued	120,634	0.10
Expired	(921,780)	0.09
Balance, December 31, 2021	120,634	0.10

Schedule of share purchase warrants outstanding and exercisable
Number of warrants outstanding	Exercise price	Expiry date
	$
4,267	0.125	October 19, 2024
36,114	0.105	November 16, 2024
80,253	0.095	December 14, 2024
120,634

Schedule of Continuity of Stock Options
	Number	Weighted average exercise price
		$
Balance, December 31, 2021 and 2020	1,275,000	0.30

Schedule of Stock Options Outstanding and Exercisable
Options outstanding	Options exercisable	Exercise price	Remaining life (years)	Expiry Date
		$
325,000	325,000	0.45	0.21	March 17, 2022
950,000	950,000	0.25	1.13	February 17, 2023
1,275,000	1,275,000	0.30	0.90